Options (Details 1) - $ / shares	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Options
Options Outstanding	1,489,500	1,697,638	2,353,829
Expired	(180,500)	(44,900)	(329,694)
Cancelled	0	(156,572)	(101,182)
Granted	0	0	0
Forfeiture	0	(6,666)	(225,315)
Options Outstanding, End of period	1,309,000	1,489,500	1,697,638
Options exercisable	1,309,000	1,489,500	1,231,309
Weighted average exercise price outstanding	$ 2.40	$ 2.92	$ 8.35
Weighted average exercise price, Expired	17.16	27.60	42.84
Weighted average exercise price, Granted	0	0	0
Weighted average exercise price, Cancelled	0	1.05	1.53
Weighted average exercise price, Forfeiture	0	0.35	0.35
Weighted average exercise price outstanding, Ending	0.35	2.40	2.92
Weighted average exercise price, Options exercisable end of period	0.35	2.40	3.90
Weighted average grant date fair value, Beginning	1.80	1.99	4.30
Weighted average grant date fair value, Expired	12.81	13.74	19.68
Weighted average grant date fair value, Cancelled	0	0.57	0.78
Weighted average grant date fair value, Granted	0	0	0
Weighted average grant date fair value, Forfeiture	0	0.22	0.22
Weighted average grant date fair value, Ending	0.27	1.80	1.99
Weighted average grant date fair value, Options exercisable end of period	$ 0.27	$ 1.80	$ 2.64